UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Preferred Income Fund

Semiannual Report
1.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 1 2

Notes to financial
statements
page 1 7

For more information
page 2 8

CEO corner

To Our Shareholders,

The financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady for the entire period. In the six months ended January 31, 2007, the broad stock market returned 13.75%, as measured by the S&P 500 Index, including reinvested dividends.

With interest rates remaining steady, fixed-income securities also rebounded. Continuing the trend of the last several years, the best performances came from the high yield sector of the bond market. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. Preferred stocks, which tend to react like fixed-income securities to changes in interest rates because of their fixed dividend payments, also performed well.

After such a strong period, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Thank you for choosing John Hancock. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of January 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks to provide a high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in preferred stocks and other preferred securities.

Over the last six months

► Preferred stocks posted strong gains, fueled by a halt in interest rate hikes and waning inflation fears.

► The Fund performed in line with its peers on a net asset value level.

► Holdings issued by domestic and foreign financial companies performed well and aided performance.

The total returns for the Fund include all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results.

The yield at closing market price is calculated by dividing the current annualized distribution per share by the closing market price on the last day of the period.

Top 10 issuers
Nexen, Inc.	3.5%

DPL Capital Trust II	3.0%

MetLife, Inc.	2.8%

Telephone & Data Systems, Inc.	2.5%

Interstate Power & Light Co.	2.5%

HSBC Finance Corp.	2.4%

Comcast Corp.	2.4%

FPC Capital I	2.3%

ING Groep N.V.	2.3%

BGE Capital Trust II	2.3%

As a percentage of net assets plus the value of preferred shares on January 31, 2007.

Managers’ report

John Hancock

Preferred Income Fund

Preferred stocks posted strong gains for the six-month period ended January 31, 2007. The period began on an upbeat note as preferreds began to rally strongly, bolstered by renewed optimism that the Federal Reserve Board would hold interest rates steady.

Because preferreds make fixed-income payments in the form of dividends, their prices tend to move higher and lower in response to expectations for interest rates and inflation. A series of reports indicating that the housing market and other parts of the economy were slowing provided investors evidence that inflation wasn’t the same concern it had been just a few months earlier. The rally gathered even more steam when the Fed held interest rates steady at each of its subsequent meetings through the end of the period in January. Even a Treasury market sell-off in January, precipitated by stronger-than-expected December retail sales data, couldn’t derail the fortunes of dividend-paying securities.

Also adding steam to preferreds’ rebound was a slowdown in new issuance, as issuers called (meaning they refunded) outstanding preferred securities. Against that backdrop, preferred stocks that offered a certain tax advantage known as the dividends-received deduction (DRD) outpaced those without the tax benefit.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
PPL Electric Utilities	▲	Renewed focus on core regulated business drives earnings and dividends higher
Goldman Sachs	▲	Preferreds coveted amid scarcity for high-quality, tax-advantaged securities
Group
Ocean Spray	▼	Lack of liquidity causes stock to languish

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Gregory K. Phelps and Mark T. Maloney

Performance

For the six months ended January 31, 2007, John Hancock Preferred Income Fund returned 7.85% at net asset value (NAV) and 11.03% at market value. The difference in the Fund’s NAV performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. The Fund’s yield at closing market price on January 31, 2007 was 7.43% . By comparison, the average closed-end long-term bond fund returned 7.08% at NAV, according to Morningstar, Inc. For the same six-month period, the Lehman Brothers Aggregate Bond Index gained 3.65% and the Merrill Lynch Preferred Stock Hybrid Securities Index returned 6.45% .

“Preferred stocks posted strong

gains for the six-month period

ended January 31, 2007.”

Leaders and laggards

Amid a particularly favorable environment for preferred stocks overall, some of our holdings really stood out by posting better-than-average gains for the six-month period. We enjoyed good returns from PNM Resources, Inc., a New Mexico electric utility. It was helped by the company’s move to reopen one of its nuclear plants that had been shut down due to mechanical problems. Our holdings in MetLife, Inc., the national’s largest life insurer, also aided performance, bolstered by strong demand for preferreds with certain tax advantages. Investors also liked the fact that MetLife’s credit outlook improved, thanks to the company’s lower debt, successful acquisition integration and strong operating performance, among other improvements at the company. Our stake in Southern Union Co. worked in our favor, thanks to the preferred stock holding’s high coupon and tax-advantaged status, coupled with the company’s improved financial results. Likewise, our

Preferred Income Fund   3

INDUSTRY DISTRIBUTION[1]
Electric utilities	21%
Multi-utilities	10%
Investment banking
& brokerage	8%
Other diversified
financial services	7%
Diversified banks	7%
Gas utilities	6%
Consumer finance	5%
Life & health
insurance	5%
Multi-line insurance	4%
Real estate management
& development	4%
Integrated
telecommunication
services	4%
Oil & gas exploration
& production	4%
Regional banks	3%
Broadcasting &
cable TV	2%
Automobile
manufacturers	2%
Movies & entertainment	2%
All others	6%

stake in PPL Electric Utilities Corp., a Pennsylvania-based electric provider, served us well as the securities were in strong demand amid a scarcity of other investment-grade, tax-advantaged utility preferred stocks. Our non-callable holdings in DPL, an electric utility based in and serving Ohio, also made a positive contribution to performance, helped by their high coupons and speculation that the company might be taken over.

Financials pay off

Another preferred stock industry group that performed particularly well were our brokerage holdings, led by Goldman Sachs Group, Inc. and Merrill Lynch & Co. The brokers benefited from their ability to fire on all cylinders in their key businesses, including stocks, mergers and acquisitions, asset management and private equity. They also benefited from providing services to the thriving hedge fund industry, as well as gains from trading with their own money.

Many of our investments in European financial services companies also topped our best-performers list, including ABN AMRO; Aegon N.V.; DB Capital Funding, a financing vehicle for Deutsche Bank; and ING Groep N.V. Like their financial services counterparts in the United States, these companies benefited from improvements in many of their lines of business. But the main factors behind their success were the securities’ similar structure. They are all highly rated tax-advantaged preferred stocks sporting attractive after-tax dividend rates — characteristics highly prized during the most recent market environment.

In contrast, we lost ground with our stake in Ocean Spray Cranberries, Inc., an agricultural cooperative owned by more than 650 cranberry growers in Massachusetts, Wisconsin, New Jersey, Oregon, Washington, British Columbia and other parts of Canada, as well as more than 100 Florida grapefruit growers. Our holdings were part of a private placement, whereby the company sold securities to a relatively small number of institutional investors rather than to the public at large. Despite the preferred stocks’ sought-after tax-advantaged status, their prices languished as investors increasingly went for more liquid (meaning easily traded) securities. We continued to hold onto

4   Preferred Income Fund

our Ocean Spray stake because we believe that this high-quality company has the potential to be taken over by a larger multinational food company at an attractive premium to the price we paid for it.

Outlook

In the final weeks of the period, bond yields rose steadily — and their prices declined — as investors scaled back their rate-cut expectations. With recent data indicating that the economy remains healthy, some investors even began to consider the possibility for more interest rate hikes, instead of the widely expected easing at the start of 2007. Nonetheless, at the end of the period the bond market was still pricing in at least two rate cuts by mid-2007. While we agree with the notion that the Fed’s next move will be to lower rates, rather than raise them further, we believe that such actions will come later than the market currently anticipates. For that reason, we believe the Treasury market could periodically come under pressure amid any signs of economic strength, which likely would weigh on preferred and utility common stocks as well over the short term. Over the longer term, however, we remain quite optimistic that gradually slowing economic conditions will bode well for fixed-income investments, including preferred stocks. We also believe that long-term demand — driven by the baby boom generation’s increasing need for income-producing investments — will continue to provide support for preferreds.

“Amid a particularly favorable

environment for preferred stocks

overall, some of our holdings

really stood out by posting

better-than-average gains…”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund’s portfolio on January 31, 2007.

Preferred Income Fund   5

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 1-31-07 (unaudited)
This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. The bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 3.07%					$19,468,710
(Cost $19,771,543)
Electric Utilities 1.69%					10,693,755

Black Hills Corp.,
Note	6.500%	05-15-13	BBB–	$5,950	5,955,290

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,738,465
Gas Utilities 1.38%					8,774,955

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	8,800	8,774,955

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 11.42%					$72,284,977
(Cost $68,441,918)
Diversified Banks 1.19%					7,546,875

Lloyds TSB Bank Plc, 6.90%, 11-29-49
(United Kingdom)			A+	$7,500	7,546,875
Electric Utilities 4.27%					27,000,000

DPL Capital Trust II, 8.125%, 09-01-31			BB+	24,000	27,000,000
Gas Utilities 3.94%					24,951,139

KN Capital Trust I, 8.56%, Ser B, 04-15-27			B–	17,500	17,388,315

KN Capital Trust III, 7.63%, 04-15-28			B–	8,000	7,562,824
Integrated Telecommunication Services 0.95%					5,998,714

TCI Communications Financing Trust III, 9.65%, 03-31-27			BBB–	5,700	5,998,714
Regional Banks 1.07%					6,788,249

Summit Capital Trust I, 8.40%, Ser B, 03-15-27			A	6,500	6,788,249

See notes to financial statements

6   Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Common stocks 3.73%			$23,643,000
(Cost $20,277,944)
Independent Power Producers & Energy Traders 0.94%			5,948,800

TXU Corp.		110,000	5,948,800
Multi-Utilities 2.79%			17,694,200

Alliant Energy Corp.		190,000	6,906,500

DTE Energy Co.		90,000	4,173,300

TECO Energy, Inc.		390,000	6,614,400

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 122.79%			$777,392,903
(Cost $771,690,982)
Agricultural Products 1.79%			11,426,601

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	143,000	11,426,601
Automobile Manufacturers 3.01%			19,064,770

Ford Motor Co., 7.50%	CCC+	40,000	777,200

General Motors Corp., 7.25%, Ser 04-15-41	B–	378,700	7,649,740

General Motors Corp., 7.25%, Ser 07-15-41	B–	82,000	1,648,200

General Motors Corp., 7.25%, Ser 02-15-52	B–	254,300	5,060,570

General Motors Corp., 7.375%, Ser 05-15-48	Caa1	65,000	1,305,200

General Motors Corp., 7.375%, Ser 10-01-51	B–	129,000	2,623,860
Broadcasting & Cable TV 3.46%			21,885,130

Comcast Corp., 7.00%	BBB+	222,000	5,700,960

Comcast Corp., 7.00%, Ser B	BBB+	629,000	16,184,170
Consumer Finance 6.87%			43,506,292

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,844,500

Ford Motor Credit Co., 7.60%	B1	315,600	7,306,140

HSBC Finance Corp., 6.00%	AA–	174,200	4,321,902

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	297,000	7,763,580

HSBC Finance Corp., 6.875%	AA–	399,800	10,186,904

SLM Corp., 6.00%	A	194,100	4,753,509

SLM Corp., 6.97%, Ser A	BBB+	137,390	7,329,757
Diversified Banks 8.50%			53,785,034

BAC Capital Trust IV, 5.875%	A	30,000	725,400

Bank One Capital Trust VI, 7.20%	A–	81,100	2,040,476

Comerica Capital Trust I, 7.60%	BBB+	178,100	4,502,368

Fleet Capital Trust VIII, 7.20%	A	464,750	11,744,232

HSBC Holdings Plc, 6.20%, Ser A
(United Kingdom)	A	150,000	3,825,000

Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	550,900	13,364,834

See notes to financial statements

Preferred Income Fund   7

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Diversified Banks (continued)

Royal Bank of Scotland Group Plc, 6.35%, Ser N, American
Depositary Receipt (United Kingdom)	A	20,000	$511,400

Santander Finance Preferred SA, Unipersonal, 6.41%,
Ser 1 (Spain)	A–	225,000	5,667,750

USB Capital VIII, 6.35%, Ser 1	A	169,800	4,245,000

USB Capital X, 6.50%	A	45,000	1,140,300

Wachovia Preferred Funding Corp., 7.25%, Ser A	A–	69,000	1,935,450

Wells Fargo Capital Trust IV, 7.00%	A+	108,100	2,741,416

Wells Fargo Capital Trust VI, 6.95%	A+	53,400	1,341,408
Electric Utilities 24.59%			155,678,645

Duquesne Light Co., 6.50%	BB+	73,650	3,733,318

Entergy Arkansas, Inc., 6.70%	AAA	25,300	640,596

Entergy Mississippi, Inc., 7.25%	A–	346,000	8,857,600

FPC Capital I, 7.10%, Ser A	BB+	844,691	21,429,811

FPL Group Capital Trust I, 5.875%	BBB+	502,200	12,143,196

Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	6,041,966

Georgia Power Co., 6.00%, Ser R	A	395,497	9,745,046

Great Plains Energy, Inc., 8.00%, Conv	BBB–	382,450	9,465,637

HECO Capital Trust III, 6.50%	BBB–	375,400	9,685,320

Interstate Power & Light Co., 8.375%, Ser B	Baa2	700,000	22,443,750

Northern States Power Co., 8.00%	BBB–	235,000	6,039,500

NSTAR Electric Co., 4.78%	A–	15,143	1,319,334

PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	300,000	7,818,750

PPL Energy Supply, LLC, 7.00%	BBB	383,660	9,917,611

Southern California Edison Co., 6.125%	BBB–	119,000	12,111,975

Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,258,944

Virginia Power Capital Trust, 7.375%	BB+	518,150	13,026,291
Gas Utilities 3.23%			20,427,648

Southern Union Co., 5.00%, Conv	BBB–	25,000	1,316,500

Southern Union Co., 7.55%, Ser A	BB	296,600	7,625,586

Southwest Gas Capital II, 7.70%	BB	404,300	10,633,090

TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	852,472
Hotels, Resorts & Cruise Lines 0.47%			3,009,188

Hilton Hotels Corp., 8.00%	BB	118,100	3,009,188
Integrated Telecommunication Services 4.43%			28,022,172

Telephone & Data Systems, Inc., 6.625%	BBB	233,000	5,741,120

Telephone & Data Systems, Inc., 7.60%, Ser A	BBB	690,687	17,294,802

Verizon New England, Inc., 7.00%, Ser B	A3	199,450	4,986,250
Investment Banking & Brokerage 11.80%			74,712,340

Bear Stearns Capital Trust III, 7.80%	BBB+	40,600	1,021,090

Goldman Sachs Group, Inc., 6.20%, Ser B	A	460,000	11,964,600

See notes to financial statements

8   Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Investment Banking & Brokerage (continued)

Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K	A–	150,000	$3,757,500

Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M	A–	70,000	1,718,500

Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A–	175,600	9,043,400

Merrill Lynch Preferred Capital Trust III, 7.00%	A	330,500	8,424,445

Merrill Lynch Preferred Capital Trust IV, 7.12%	A	247,752	6,362,271

Merrill Lynch Preferred Capital Trust V, 7.28%	A	367,000	9,490,620

Morgan Stanley Capital Trust II, 7.25%	A–	240,200	6,036,226

Morgan Stanley Capital Trust III, 6.25%	A–	192,400	4,842,708

Morgan Stanley Capital Trust IV, 6.25%	A–	57,000	1,427,850

Morgan Stanley Capital Trust V, 5.75%	A1	347,000	8,324,530

Morgan Stanley Capital Trust VI, 6.60%	A–	90,000	2,298,600
Life & Health Insurance 6.81%			43,199,897

Lincoln National Capital VI, 6.75%, Ser F	A–	148,600	3,796,730

MetLife, Inc., 6.50%, Ser B	BBB	950,500	25,387,855

PLC Capital Trust IV, 7.25%	BBB+	186,600	4,724,712

PLC Capital Trust V, 6.125%	BBB+	256,000	6,272,000

Prudential Plc, 6.50% (United Kingdom)	A–	117,000	3,018,600
Movies & Entertainment 2.63%			16,625,847

Viacom Inc., 6.85%	BBB	665,300	16,625,847
Multi-Line Insurance 5.63%			35,626,398

Aegon N.V., 6.375% (Netherlands)	A–	444,900	11,491,767

Aegon N.V., 6.50% (Netherlands)	A–	111,100	2,869,713

ING Groep N.V., 6.20% (Netherlands)	A	134,793	3,395,436

ING Groep N.V., 7.05% (Netherlands)	A	703,800	17,869,482
Multi-Utilities 10.76%			68,115,108

Aquila, Inc., 7.875%	B2	511,700	12,956,244

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	40,000	4,178,752

BGE Capital Trust II, 6.20%	BBB–	831,825	20,620,942

Dominion CNG Capital Trust I, 7.80%	BB+	253,476	6,362,248

DTE Energy Trust I, 7.80%	BB+	135,100	3,393,712

PNM Resources, Inc., 6.75%, Conv	BBB–	268,000	13,909,200

PSEG Funding Trust II, 8.75%	BB+	233,500	6,038,310

Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	655,700
Oil & Gas Exploration & Production 5.25%			33,218,529

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,530	1,151,299

Nexen, Inc., 7.35% (Canada)	BB+	1,261,000	32,067,230

See notes to financial statements

Preferred Income Fund   9

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value
Other Diversified Financial Services 10.61%					$67,184,703

ABN AMRO Capital Funding Trust V, 5.90%			A	626,100	15,358,233

ABN AMRO Capital Funding Trust VII, 6.08%			A	328,000	8,226,240

Citigroup Capital VII, 7.125% (G)			A	138,700	3,525,754

Citigroup Capital VIII, 6.95%			A	410,600	10,363,544

Citigroup Capital X, 6.10%			A	40,000	991,200

Citigroup Capital XI, 6.00%			A	25,000	622,500

DB Capital Funding VIII, 6.375%			A	222,000	5,669,880

JPMorgan Chase Capital X, 7.00%, Ser J			A–	607,100	15,402,127

JPMorgan Chase Capital XI, 5.875%, Ser K			A–	289,700	7,025,225
Real Estate Management & Development 5.57%					35,239,936

Duke Realty Corp., 6.50%, Depositary Shares, Ser K			BBB	110,000	2,776,400

Duke Realty Corp., 6.60%, Depositary Shares, Ser L			BBB	109,840	2,784,444

Duke Realty Corp., 6.625%, Depositary Shares, Ser J			BBB	59,925	1,511,237

Duke Realty Corp., 7.99%, Depositary Shares, Ser B			BBB	251,830	12,394,770

Public Storage, Inc., 6.45%, Depositary Shares, Ser X			BBB+	25,000	625,000

Public Storage, Inc., 6.50%, Depositary Shares, Ser W			BBB+	100,000	2,498,000

Public Storage, Inc., 7.50%, Depositary Shares, Ser V			BBB+	497,643	12,650,085
Regional Banks 3.32%					20,990,903

KeyCorp Capital VI, 6.125%			BBB	20,900	518,738

PFGI Capital Corp., 7.75%			A	796,000	20,472,165
Reinsurance 0.58%					3,682,055

RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)			BBB	153,100	3,682,055
Specialized Finance 0.40%					2,523,000

Repsol International Capital Ltd., 7.45%, Ser A
(Cayman Islands)			BB+	100,000	2,523,000
Thrifts & Mortgage Finance 1.97%					12,455,000

Abbey National Plc, 7.375% (United Kingdom)			A	370,000	9,490,500

Sovereign Capital Trust V, 7.75%			BB+	110,000	2,964,500
Wireless Telecommunication Services 1.11%					7,013,707

United States Cellular, 7.50%			BBB	272,060	7,013,707

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 1.99%					$12,600,000
(Cost $12,600,000)
Government U.S. Agency 1.99%					12,600,000

Federal Home Loan Bank, Disc Note	4.950%	02-01-07	AAA	$12,600	12,600,000

Total investments (Cost $892,782,387) 143.00%					$905,389,590

Other assets and liabilities, net 1.24%					$7,822,921

Fund preferred shares, at value (44.24%)					($280,089,976)

Total net assets 100.00%					$633,122,534

See notes to financial statements

10   Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on January 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,426,601 or 1.79% of the Fund’s net assets as of January 31, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Preferred Income Fund   11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets
Investments at value (cost $892,782,387)	$905,389,590
Cash and cash equivalents	224,782
Cash segregated for futures contracts	546,000
Receivable for investments sold	1,987,826
Dividends and interest receivable	4,250,518
Receivable for swap contracts	319,672
Unrealized appreciation of swap contracts	2,516,368
Other assets	69,573
Total assets	915,304,329

Liabilities
Payable for investments purchased	1,534,252
Payable for futures variation margin	249,371
Payable to affiliates
Management fees	13,743
Other	67,111
Other payables and accrued expenses	227,342
Total liabilities	2,091,819
Auction Preferred Shares (APS) including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 11,200 shares
issued, liquidation preference of $25,000 per share	280,089,976

Net assets
Common shares capital paid-in	611,299,816
Accumulated net realized gain on investments, financial futures contracts
and swap contracts	7,412,471
Net unrealized appreciation of investments, financial futures contracts
and swap contracts	16,696,050
Distributions in excess of net investment income	(2,285,803)
Net assets applicable to common shares	$633,122,534

Net asset value per common share
Based on 25,778,564 shares of beneficial interest outstanding —
unlimited number of shares authorized with no par value	$24.56

See notes to financial statements

12   Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 1-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income
Dividends	$27,155,393
Interest	3,574,367
Total investment income	30,729,760

Expenses
Investment management fees (Note 2)	3,436,941
Accounting and legal services fees (Note 2)	65,073
Compliance fees	19,005
Custodian fees	177,449
Printing fees	140,368
Trustees’ fees	59,303
Professional fees	57,594
APS auction fees	31,257
Transfer agent fees	30,582
Blue sky fees	29,695
Interest	481
Miscellaneous	62,074
Total expenses	4,109,822
Less expense reductions (Note 2)	(916,518)
Net expenses	3,193,304
Net investment income	27,536,456

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,970,290
Financial futures contracts	(2,387,192)
Swap contracts	1,020,566
Change in net unrealized appreciation (depreciation) of
Investments	24,667,708
Financial futures contracts	2,052,097
Swap contracts	(945,319)
Net realized and unrealized gain	27,378,150
Distributions to APS Series M	1,433,042
Distributions to APS Series T	1,427,406
Distributions to APS Series W	1,433,826
Distributions to APS Series TH	1,421,076
Distributions to APS Series F	1,419,140
Increase in net assets from operations	$47,780,116

1 Semiannual period from 8-1-06 through 1-31-07.

See notes to financial statements

Preferred Income Fund   13

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	7-31-06	1-31-07[1]

Increase (decrease) in net assets
From operations
Net investment income	$57,501,919	$27,536,456
Net realized gain	14,966,149	1,603,664
Change in net unrealized appreciation (depreciation)	(57,544,045)	25,774,486
Distributions to APS	(11,676,521)	(7,134,490)
Increase in net assets resulting from operations	3,247,502	47,780,116
Distributions to common shareholders
From net investment income	(47,861,906)	(23,943,934)
From net realized gain	(5,081,339)	(5,449,360)
	(52,943,245)	(29,393,294)
From Fund share transactions	—	1,140,248

Net assets
Beginning of period	663,291,207	613,595,464
End of period[2]	$613,595,464	$633,122,534

1 Semiannual period from 8-1-06 through 1-31-07. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $1,256,165 and ($2,285,803), respectively.

See notes to financial statements

14   Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	7-31-03[1,2]	7-31-04[1]	7-31-05[1]	7-31-06	1-31-07[3]

Per share operating performance
Net asset value, beginning of period	$23.88[4]	$25.15	$24.59	$25.78	$23.85
Net investment income[5]	2.02	2.31	2.30	2.24	1.07
Net realized and unrealized
gain (loss) on investments	1.32	(0.25)	1.16	(1.66)	1.06
Distributions to APS	(0.12)	(0.13)	(0.26)	(0.45)	(0.28)
Total from investment operations	3.22	1.93	3.20	0.13	1.85
Less distributions to common shareholders
From net investment income	(1.80)	(2.16)	(2.01)	(1.86)	(0.93)
From net realized gain	—	(0.33)	—	(0.20)	(0.21)
	(1.80)	(2.49)	(2.01)	(2.06)	(1.14)
Capital charges
Offering costs related
to common shares	(0.02)	—	—	—	—
Offering costs and underwriting
discounts related to APS	(0.13)	—	—	—	—
	(0.15)	—	—	—	—
Net asset value, end of period	$25.15	$24.59	$25.78	$23.85	$24.56
Per share market value, end of period	$24.32	$24.14	$23.46	$23.63	$25.05
Total return at market value[6,7] (%)	4.78[8,9]	9.65	5.55	10.37	11.03[8]

Ratios and supplemental data
Net assets applicable to common
shares, end of period (in millions)	$645	$633	$663	$614	$633
Ratio of net expenses to average
net assets[10] (%)	1.00[11]	1.02	1.02	1.03	1.01[11]
Ratio of gross expenses to average
net assets[12] (%)	1.28[11]	1.31	1.31	1.31	1.30[11]
Ratio of net investment income
to average net assets[13] (%)	9.11[11]	9.21	9.03	9.14	8.68[11]
Portfolio turnover (%)	20[8]	21	24	18	7[8]

Senior securities
Total value of APS outstanding
(in millions)	$280	$280	$280	$280	$280
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	$25	$25	$25	$25	$25
Asset coverage per unit [14]	$83,686	$79,892	$83,539	$79,097	$80,914

See notes to financial statements

Preferred Income Fund   15

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Audited by previous auditor.

2 Inception period from 8-27-02 through 7-31-03.

3 Semiannual period from 8-1-06 though 1-31-07. Unaudited.

4 Reflects the deduction of a $1.125 per share sales load.

5 Based on the average of the shares outstanding.

 6 Assumes dividend reinvestment.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

10 Ratios calculated on the basis of net expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net expenses would have been 0.72%, 0.71%, 0.72%, 0.71% and 0.70%, respectively.

11 Annualized.

12 Ratios calculated on the basis of gross expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of gross expenses would have been 0.92%, 0.91%, 0.92%, 0.91% and 0.90%, respectively.

13 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.59%, 6.43%, 6.33%, 6.33% and 6.01%, respectively.

14 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

16   Preferred Income Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Preferred Income Fund (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts. On January 31, 2007, the Fund had deposited $546,000 in a segregated account to cover margin requirements on open financial futures contracts.

Preferred Income Fund   17

The Fund had the following financial futures contracts open on January 31, 2007:
	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	756	Short	Mar 07	$1,193,679
U.S. 10-year Treasury Note	84	Short	Mar 07	229,100
				$1,422,779

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counter-parties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on January 31, 2007:
		RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	APPRECIATION

$70,000,000	2.56% (a)	3-month LIBOR	June 08	$2,516,368
(a) Fixed rate

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than January 31, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

18   Preferred Income Fund

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions from net investment income and net realized gains on the ex-dividend date. During the year ended July 31, 2006, the tax character of distributions paid was as follows: ordinary income $58,813,871 and long-term capital gains $5,805,895.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the “Adviser”), a wholly owned subsidiary of the John Hancock Financial Services, Inc a subsidiary of Manulife Financial Corporation (“MFC”). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, “managed assets”).

The Adviser has contractually agreed to limit the Fund’s management fee to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fee amounted to $916,518 for the period ended January 31, 2007. After the eighth year the Adviser will no longer waive a portion of the management fee.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $65,073. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related

Preferred Income Fund   19

other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief financial officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note 3
Fund share transactions
Common shares

This listing illustrates the Fund’s distributions reinvested, reclassification of the Fund’s capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

		Year ended 7-31-06		Period ended 1-31-07[1]
	Shares	Amount	Shares	Amount
Beginning of period	25,732,207	$610,275,344	25,732,207	$610,159,568
Distributions reinvested	—	—	46,357	1,140,248
Reclassification of
capital accounts	—	(115,776)	—	—
End of period	25,732,207	$610,159,568	25,778,564	$611,299,816

1 Semiannual period from 8-1-06 through 1-31-07. Unaudited.

Auction preferred shares

The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of Series M, 2,240 shares of Series T, 2,240 shares of series W, 2,240 shares of Series TH and 2,240 shares of Series F) (collectively, the “APS”) on October 23, 2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003. Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund’s capital paid-in during the period ended July 31, 2003.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction. Prior to April 19, 2006, the rates on Series W had been reset and paid over special dividend payment periods. During the period ended January 31, 2007, dividend rates on APS ranged as follows: Series M from 4.84% to 5.32%, Series T from 4.75% to 5.32%, Series W from 4.90% to 5.30%, Series TH from 4.85% to 5.25% and Series F from 4.88% to 5.32% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS, as defined in the Fund’s by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

20   Preferred Income Fund

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2007, aggregated $62,537,561 and $68,475,061, respectively.

The cost of investments owned on January 31, 2007, including short-term investments, for federal income tax purposes was $892,782,991. Gross unrealized appreciation and depreciation of investments aggregated $30,093,357 and $17,486,758, respectively, resulting in net unrealized appreciation of $12,606,599. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Preferred Income Fund   21

Investment objective and policy

The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities, that are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets, including the liquidation preference of APS, plus borrowing for investment purposes.

Bylaws

On December 16, 2003, the Trustees approved the following change to the Fund’s bylaws. The auction preferred shares section of the Fund’s bylaws was changed to update the rating agency requirements in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. Bylaws now require an independent accountants’ confirmation only once per year, at the Fund’s fiscal yearend, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s bylaws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions

During the year ended January 31, 2007, dividends from net investment income totaling $0.9300 and distributions from capital gains totaling $0.2116 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

PAYMENT	INCOME
DATE	DIVIDEND

August 31, 2006	$0.1550
September 29, 2006	0.1550
October 31, 2006	0.1550
November 30, 2006	0.1550
December 29, 2006	0.1550
January 31, 2007	0.1550

CAPITAL GAIN
DISTRIBUTION

December 29, 2006	$0.2116

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the “Plan”), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the “Plan Agent”), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued, and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividends to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Board Consideration of and Continuation
of Investment Advisory Agreement and
Subadvisory Agreement: John Hancock
Preferred Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Preferred Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund and a peer group of comparable funds (the “Peer Group”) selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005,2 (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale, (v) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Peer Group, as well as the Fund’s benchmark index. Morningstar determined the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Peer Group. The Board noted the imperfect comparability of the Peer Group and that Morningstar was not able to select a comparative Category for the Fund.

The Board recognized the relatively short operational history of the Fund and noted that the Fund’s performance during the 3-year period was higher than the performance of the median of the Peer Group and its benchmark index, the Merrill Lynch Preferred Stock Hybrid Securities Index. The Board also noted that Fund’s performance during the 1-year period was higher than the benchmark index and not appreciably lower than the performance of the Peer Group median.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including administrative fees, transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreements did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

2 Morningstar also provided a comparative analysis for most, but not all of the John Hancock Funds, of the investment performance and advisory and other fees incurred by, and the expense ratios of, the John Hancock Funds relative to a broader category of relevant funds (the “Category”). Morningstar advised the Board that it was not able to select a comparative Category for the John Hancock Preferred Income Fund. Therefore, Morningstar did not provide a broader Category analysis; instead, it provided only the narrower Peer Group analysis.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Transfer agent for
Ronald R. Dion, Chairman	Treasurer	common shareholders
James R. Boyle†		Mellon Investor Services
James F. Carlin	John G. Vrysen	Newport Office Center VII
Richard P. Chapman, Jr.*	Chief Financial Officer	480 Washington Boulevard
William H. Cunningham		Jersey City, NJ 07310
Charles L. Ladner*	Investment adviser
Dr. John A. Moore*	John Hancock Advisers, LLC	Transfer agent for
Patti McGill Peterson*	601 Congress Street	preferred shareholders
Steven R. Pruchansky	Boston, MA 02210-2805	Deutsche Bank Trust
*Members of the Audit Committee		Company Americas
†Non-Independent Trustee	Subadviser	280 Park Avenue
	MFC Global Investment	New York, NY 10017
Officers	Management (U.S.), LLC
Keith F. Hartstein	101 Huntington Avenue	Legal counsel
President and	Boston, MA 02199	Kirkpatrick & Lockhart
Chief Executive Officer		Preston Gates Ellis LLP
	Custodian	1 Lincoln Street
Thomas M. Kinzler	The Bank of New York	Boston, MA 02111-2950
Secretary and	One Wall Street
Chief Legal Officer	New York, NY 10286	Stock symbol
Listed New York Stock
Francis V. Knox, Jr.		Exchange:
Chief Compliance Officer		HPI

For shareholder assistance
refer to page 23

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Focused Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Fund
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-852-0218
1-800-231-5469 (TDD)
1-800-843-0090 EASI-Line
www.jhfunds. com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P80SA 1/07
            3/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, January 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds - Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007